General (Details) (USD $) In Millions, unless otherwise specified		3 Months Ended	1 Months Ended	0 Months Ended	3 Months Ended	12 Months Ended
	Mar. 31, 2013 liftboat barge Rig	Mar. 31, 2013 Inland barge	May 31, 2013 Various Inland barge	Jul. 01, 2013 Various Domestic Liftboats	Mar. 31, 2013 Hercules 27 Inland	Dec. 31, 2012 Kingfish Domestic Liftboats liftboat
General [Line Items]
Number Of Jackup Rigs Owned	38
Number Of Barge Rigs Owned	13
Number Of Liftboat Vessels Owned	59
Additional liftboat vessels operated owned by a third party	5
Number of barges agreed to sell			11
Proceeds from sale of vessels and related assets			$ 45.0	$ 54.4	$ 5.0
Number Of Cold Stacked Barges Transferred To Domestic Offshore		1
Number Of Liftboats Transferred To International Liftboats						1